(Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Money Market Fund)	Premier Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Money Market Fund)	Premier Class
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.44%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
[1]	The Manager has contractually committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Money Market Fund)	1 Year	3 Years	5 Years	10 Years
Premier Class | USD ($)	20	117	222	531

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 1st Quarter 2015	+0.00%

Average Annual Total Returns for the periods ended 12/31/2015
Average Annual Total Returns - (Wells Fargo Advantage Money Market Fund)		Inception Date of Share Class	1 Year	5 Years	10 Years
Premier Class	[1]	Jul. 01, 1992	0.01%	0.01%	1.13%
[1]	Performance shown prior to the inception date for the Premier Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and higher than those of the Premier Class shares. The Class A shares annual returns are substantially similar to what the Premier Class share returns would be because the Class A and Premier Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.